Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Sep. 09, 2011
Document and Entity Information
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001368993
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		41,563,180
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 24,668,747		$ 2,209,941		$ 5,953,639
Restricted cash	100,826		100,651
Accounts receivable	91,007		778,769		258,855
Inventories, net	1,134,508		1,024,250		39,970
Prepaid expenses and other current assets	100,062		176,259		138,712
Total current assets	26,095,150		4,289,870		6,391,176
Property and equipment, net	1,996,861		1,191,840		441,996
Other assets	876,351		334,855		57,982
Total assets	28,968,362		5,816,565		6,891,154
Current liabilities:
Accounts payable	768,946		1,196,861		1,240,397
Accrued rent			98,057		10,493
Accrued payroll	772,810		268,686		241,586
Accrued severance pay			18,260		371,596
Accrued vacation			153,155		117,619
Deferred revenue	25,000		25,000
Warranty reserve			36,850
Accrued other expenses	583,590		293,590		157,699
Current portion of long-term debt	2,257		419,384		21,663
Total current liabilities	2,152,603		2,509,843		2,161,053
Other accrued expenses, non-current portion	117,293
Long-term debt, net of current portion	913,041		1,589,468		8,852
Put option derivative liability	118,476		194,088
Derivative liability for conversion element of convertible promissory notes	13,108,276
Warrant derivative liability	1,625,552		2,240,962		2,778,191
Total liabilities	18,035,241		6,534,361		4,948,096
Redeemable convertible preference shares in subsidiary	3,458,632		3,337,476		3,290,994
Stockholders' equity (deficit):
Series C convertible preference shares of subsidiary	4,993,728
Preferred Stock	9,838,569	[1]		[2]		[3]
Common Stock	41,596	[4]	41,175	[5]	33,388	[6]
Additional paid-in capital	48,671,241		38,881,075		29,017,578
Accumulated deficit	(56,399,932)		(43,265,399)		(30,462,283)
Accumulated other comprehensive income	329,287		287,877		63,381
Total stockholders' equity (deficit)	7,474,489		(4,055,272)		(1,347,936)
Total Liabilities & Stockholders' equity (deficit)	$ 28,968,362		$ 5,816,565		$ 6,891,154

[1]	$0.001 par value, 10,000,000 shares authorized, 2,937,499.97 shares issued and outstanding at June 30, 2011
[2]	$0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2010
[3]	$0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2009
[4]	$0.001 par value, 300,000,000 shares authorized, 41,596,055 shares issued and outstanding at June 30, 2011
[5]	$0.001 par value; 300,000,000 shares authorized; 41,175,464 shares issued and outstanding at December 31, 2010
[6]	$0.001 par value; 300,000,000 shares authorized; 33,387,857 shares issued and outstanding at December 31, 2009

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	41,596,055	41,175,464	33,387,857
Common Stock, Shares Outstanding	41,596,055	41,175,464	33,387,857
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	2,937,500
Preferred Stock, Shares Outstanding	2,937,500

Condensed Consolidated Statements of Operations (Unaudited) and Consolidated Statements of Operations (USD $)	3 Months Ended			6 Months Ended			12 Months Ended		99 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Revenue	$ 44,905		$ 431,894	$ 395,937		$ 821,679	$ 2,167,289	$ 379,373	$ 3,462,796
Cost of revenue	13,942		135,894	154,891		271,749	862,066	263,041	1,467,006
Gross margin	30,963		296,000	241,046		549,930	1,305,223	116,332	1,995,790
Operating expenses:
Sales and marketing	870,247		475,143	1,636,159		724,949	2,072,611	601,245	4,854,870
Research and development	2,019,173		1,496,443	4,079,888		3,038,711	6,714,340	5,142,083	22,552,813
General and administrative	2,075,200		1,160,049	3,488,781		2,203,954	5,097,797	4,383,082	16,871,033
Total operating expenses	4,964,620		3,131,635	9,204,828		5,967,614	13,884,748	10,126,410	44,278,716
Operating loss	(4,933,657)		(2,835,635)	(8,963,782)		(5,417,684)	(12,579,525)	(10,010,078)	(42,282,926)
Other income and (expenses):
Interest income	6,615		1,949	7,360		7,107	17,536	14,493	277,394
Interest expense	(2,710,344)	[1]	(1,067)	(2,819,227)	[1]	(1,674)	(31,329)	(9,570)	(352,783)
Change in fair value of put option, net	184,371			75,612			88,567		88,567
Change in fair value of warrants, net	(190,981)		3,567,168	299,607		1,680,476	555,144	(564,122)	(8,978)
Change in fair value of conversion element of convertible promissory notes, net	(1,613,113)			(1,613,113)
Miscellaneous expense	30,145		(7,919)	(17,250)		(72,994)	(137,774)	(51,211)	(267,489)
Total other income and (expenses)	(4,293,307)		3,560,131	(4,067,011)		1,612,915	492,144	(610,410)	(263,289)
Net loss before provision for income taxes	(9,226,964)		724,496	(13,030,793)		(3,804,769)	(12,087,381)	(10,620,488)	(42,546,215)
Provision for income taxes	(17,416)			(17,416)
Net loss	(9,209,548)		724,496	(13,013,377)		(3,804,769)	(12,087,381)	(10,620,488)	(42,546,215)
Cumulative effect of reclassification of warrants									368,627
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	(57,036)		(78,790)	(121,156)		(144,313)	(286,948)	(178,162)	(503,026)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature							(428,787)		(428,787)
Accretion on Series A-1 convertible preferred stock associated with beneficial conversion feature	(9,250,009)			(9,250,009)
Series A-1 preferred dividend	(74,253)			(74,253)
Accretion on Series B Preferred Stock									(155,998)
Net loss applicable to common stockholders	$ (18,590,846)		$ 645,706	$ (22,458,795)		$ (3,949,082)	$ (12,803,116)	$ (10,798,650)	$ (43,265,399)
Net loss per share - basic and diluted	$ (0.45)		$ 0.02	$ (0.54)		$ (0.12)	$ (0.35)	$ (0.39)
Shares used to compute net income (loss) per share - basic	41,400,151		33,846,309	41,291,426		33,675,760	37,070,406	27,378,293
Shares used to compute net income (loss) per share - diluted	41,400,151		35,045,016	41,291,426		33,675,760	37,070,406	27,378,293

[1]	Excess debt discount of $2,255,074 expensed as interest in the three and six months ended June 30, 2011

Condensed Consolidated Statements of Operations (Unaudited) and Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
Excess debt discount expensed as interest	$ 2,255,074	$ 2,255,074

Condensed Consolidated Statements of Cash Flows (Unaudited) and Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		99 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (13,013,377)	$ (3,804,769)	$ (12,087,381)	$ (10,620,488)	$ (42,546,215)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	390,490	178,722	432,067	493,112	1,345,727
Non cash miscellaneous income					(5)
Stock-based compensation	549,643	597,823	1,296,734	838,952	3,825,217
Allowance for doubtful accounts	20,000
Excess debt discount expensed as interest	2,255,074
Change in fair value of conversion element of convertible promissory notes	1,613,113
Issuance of warrants for services				37,085	37,085
Change in fair value of warrants, net	(299,607)	(1,680,476)	(555,144)	564,122	8,978
Exchange loss on issuance of Redeemable Convertible Preference Shares in Subsidiary	(58,575)	3,005	3,005	18,029	21,034
Change in fair value of put option, net	(75,612)		(88,567)		(88,567)
Provision for excess and obsolete inventory			(11,524)	130,478	118,954
Equipment expensed as research & development costs				123,998	123,998
Issuance of Series A Preferred Stock for legal services					50,000
Issuance of Series A Preferred Stock for interest owed					107,494
Amortization of debt discount	6,285				171,053
Change in operating assets and liabilities:
Restricted cash	(175)		(100,651)		(100,651)
Accounts receivable	667,744	(216,183)	(519,914)	(218,098)	(778,769)
Inventories	(804,375)	(417,731)	(1,015,256)	56,824	(1,185,704)
Prepaid expenses and other current assets	546,270	(114,944)	(36,559)	(3,012)	(175,264)
Other assets			(72,868)	(42,209)	(130,872)
Accounts payable	(427,936)	66,565	(45,149)	337,363	1,197,659
Accrued rent			87,076	(21,135)	98,010
Accrued payroll	302,187	(252,072)	27,100	81,344	268,686
Accrued severance pay			(353,336)	371,596	18,260
Accrued vacation			34,133	(63,911)	151,711
Deferred revenue			25,000		25,000
Warranty reserve			36,850		36,850
Accrued other expenses	262,336	268,059	135,137	83,618	291,714
Net cash used in operating activities	(8,066,515)	(5,372,001)	(12,809,247)	(7,832,332)	(37,108,617)
Cash flows from investing activities:
Purchase of property and equipment	(497,448)	(524,158)	(1,120,808)	(263,291)	(2,360,124)
Net cash used in investing activities	(497,448)	(524,158)	(1,120,808)	(263,291)	(2,360,124)
Cash flows from financing activities:
Advances from (repayments to) related party, net					61,588
Repayment of capital lease obligations	(6,595)	(14,290)	(21,663)	(50,347)	(236,574)
Proceeds from issuance of term loan, net of issuance costs			1,842,760		1,842,760
Proceeds from issuance of notes payable					3,665,991
Repayments on notes payable					(510,000)
Repayment of term loan	(2,178,585)
Net proceeds from issuance of Redeemable Convertible Preference Shares in subsidiary		733,066	733,066	1,116,887	3,789,953
Cost of converting Redeemable Convertible Preference Shares in subsidiary into Common Stock			(8,636)		(8,636)
Proceeds from issuance of Series A Preferred Stock					66,037
Proceeds from issuance of Series B Preferred Stock					1,559,942
Net proceeds from issuance of Series C convertible preference shares of subsidiary	5,052,303
Net proceeds from issuance of Series A-1 convertible preferred stock, convertible promissory notes and warrants	28,025,037
Interest converted to principal on convertible promissory notes	74,253
Proceeds from issuance of Common Stock, net of offering costs	9,200	644,377	7,476,995	10,335,005	31,216,991
Payment of taxes for restricted stock forfeited			(44,793)		(44,793)
Net cash provided by financing activities	30,975,613	1,363,153	9,977,729	11,401,545	41,403,259
Effect of exchange rates on cash	47,156	95,895	208,628	50,304	275,423
Net increase (decrease) in cash and cash equivalents	22,458,806	(4,437,111)	(3,743,698)	3,356,226	2,209,941
Cash and cash equivalents at beginning of the period	2,209,941	5,953,639	5,953,639	2,597,413
Cash and cash equivalents at end of the period	$ 24,668,747	$ 1,516,528	$ 2,209,941	$ 5,953,639	$ 2,209,941

Consolidated Statements of Preferred Stock Stockholders' Equity (Deficit) and Comprehensive Income (Loss) (USD $)	Total	Series B Preferred Stock	Series A Preferred Stock	Preferred Stock	Common Stock	AdditionalPaid-in Capital	Accumulated Deficit	Accumulated Other ComprehensiveIncome
Stockholder's Equity Beginning Balance at Dec. 31, 2002
Net loss	$ (533,985)						$ (533,985)
Stockholder's Equity Ending Balance at Dec. 31, 2003	(533,985)						(533,985)
Stockholder's Equity Ending Balance,share at Dec. 31, 2003
Issuance of Common Stock in June for cash	460				2,484	(2,024)
Issuance of Common Stock in June for cash,share					2,483,610
Stock-based compensation	1,242					1,242
Net loss	(1,124,360)						(1,124,360)
Stockholder's Equity Ending Balance at Dec. 31, 2004	(1,656,643)				2,484	(782)	(1,658,345)
Stockholder's Equity Ending Balance,share at Dec. 31, 2004					2,483,610
Issuance of Common Stock in September for cash	170				918	(748)
Issuance of Common Stock in September for cash,share					917,856
Stock-based compensation	8,575					8,575
Issuance of Series A Preferred Stock in February upon conversion of notes payable and accrued interest	3,135,073		592			3,134,481
Issuance of Series A Preferred Stock in February upon conversion of notes payable and accrued interest,share			5,915,219
Net loss	(1,494,449)						(1,494,449)
Stockholder's Equity Ending Balance at Dec. 31, 2005	(7,274)		592		3,402	3,141,526	(3,152,794)
Stockholder's Equity Ending Balance,share at Dec. 31, 2005			5,915,219		3,401,466
Issuance of Common Stock in June for cash	1				8	(7)
Issuance of Common Stock in June for cash,share					8,099
Issuance of Common Stock in January for cash	1				4	(3)
Issuance of Common Stock in January for cash,share					4,049
Issuance of Common Stock in August for cash	3				17	(14)
Issuance of Common Stock in August for cash,share					17,007
Issuance of Common Stock in November for cash	2				9	(7)
Issuance of Common Stock in November for cash,share					8,639
Stock-based compensation	642,076					642,076
Issuance of Series B Preferred Stock in February for cash		1,559,942
Issuance of Series B Preferred Stock in February for cash,share		2,052,552
Issuance of restricted shares in March for services					24	(24)
Issuance of restricted shares in March for services,share					24,296
Issuance of restricted shares in July for services					11	(11)
Issuance of restricted shares in July for services,share					10,798
Issuance of restricted shares in August for services					16	(16)
Issuance of restricted shares in August for services,share					16,197
Issuance of restricted shares in November for services					5	(5)
Issuance of restricted shares in November for services,share					5,399
Accretions on Series B Preferred Stock		104,000					(104,000)
Net loss	(2,686,451)						(2,686,451)
Stockholder's Equity Ending Balance at Dec. 31, 2006	(2,155,642)	1,663,942	592		3,496	3,783,515	(5,943,245)
Stockholder's Equity Ending Balance,share at Dec. 31, 2006		2,052,552	5,915,219		3,495,950
Issuance of Common Stock in January for cash	500				27	473
Issuance of Common Stock in January for cash,share					26,996
Stock-based compensation	648,988					648,988
Issuance of Series A Preferred Stock in February for cash	66,037		47			65,990
Issuance of Series A Preferred Stock in February for cash,share			471,698
Issuance of restricted shares in January for services					135	(135)
Issuance of restricted shares in January for services,share					134,979
Accretions on Series B Preferred Stock	(51,998)	51,998					(51,998)
Issuance of WaferGen Bio-systems, Inc. Common Stock to WaferGen, Inc.'s Preferred shareholders in May	1,715,940	(1,715,940)	(639)		4,557	1,712,022
Issuance of WaferGen Bio-systems, Inc. Common Stock to WaferGen, Inc.'s Preferred shareholders in May,share		(2,052,552)	(6,386,917)		4,556,598
Issuance of Units for cash and notes payable in May and June, net of offering costs of $1,917,956	10,094,712				8,008	10,086,704
Issuance of Units for cash and notes payable in May and June, net of offering costs of $1,917,956,share					8,008,448
WaferGen Bio-systems, Inc. shares outstanding					11,278	(11,278)
WaferGen Bio-systems, Inc. shares outstanding,share					11,277,782
Common Stock canceled in May in accordance with Split-Off Agreement					(4,278)	4,278
Common Stock canceled in May in accordance with Split-Off Agreement,share					(4,277,778)
Issuance of warrants in May and June to a placement agent	66,319					66,319
Issuance of warrants with debt in January, February and March	171,053					171,053
Common Stock canceled in July	(5)				(5)
Common Stock canceled in July,share					(5,129)
Net loss	(5,957,664)						(5,957,664)
Stockholder's Equity Ending Balance at Dec. 31, 2007	4,598,240				23,218	16,527,929	(11,952,907)
Stockholder's Equity Ending Balance,share at Dec. 31, 2007					23,217,846
Issuance of Common Stock in May for cash	4,079				27	4,052
Issuance of Common Stock in May for cash,share					27,536
Stock-based compensation	388,650					388,650
Accretion on Redeemable Convertible Preference Shares in Subsidiary	(37,916)						(37,916)
Issuance of Units for cash in May, net of offering costs of $88,743	3,478,744				1,586	3,477,158
Issuance of Units for cash in May, net of offering costs of $88,743,share					1,585,550
Translation adjustment	13,566							13,566
Net loss	(8,041,437)						(8,041,437)
Total comprehensive income (loss)	(8,027,871)						(8,041,437)	13,566
Stockholder's Equity Ending Balance at Dec. 31, 2008	403,926				24,831	20,397,789	(20,032,260)	13,566
Stockholder's Equity Ending Balance,share at Dec. 31, 2008					24,830,932
Cumulative effect of reclassification of warrants	(99,444)					(468,071)	368,627
Balances as of January 1, 2009, as adjusted	304,482				24,831	19,929,718	(19,663,633)	13,566
Balances as of January 1, 2009, as adjusted,share					24,830,932
Issuance of Common Stock in December for cash	39,974				28	39,946
Issuance of Common Stock in December for cash,share					28,021
Issuance of Common Stock in June for cash upon exercise of warrants	100,168				71	100,097
Issuance of Common Stock in June for cash upon exercise of warrants,share					71,041
Issuance of Common Stock in August, net of 4 shares forfeited in cashless exercise	2				11	(9)
Issuance of Common Stock in August, net of 4 shares forfeited in cashless exercise,share					10,794
Stock-based compensation	838,952					838,952
Restricted Stock issued in July, August, September, October, November and December					130	(130)
Restricted Stock issued in July, August, September, October, November and December,share					130,000
Accretion on Redeemable Convertible Preference Shares in Subsidiary	(178,162)						(178,162)
Issuance of Units for cash in June and August, net of offering costs of $781,122	4,494,126				5,009	4,489,117
Issuance of Units for cash in June and August, net of offering costs of $781,122,share					5,009,000
Issuance of Units for cash in December, net of offering costs of $534,028	3,586,110				3,308	3,582,802
Issuance of Units for cash in December, net of offering costs of $534,028,share					3,308,335
Issuance of warrants in December for services	37,085					37,085
Common Stock canceled in June,share					(266)
Translation adjustment	49,815							49,815
Net loss	(10,620,488)						(10,620,488)
Total comprehensive income (loss)	(10,570,673)						(10,620,488)	49,815
Stockholder's Equity Ending Balance at Dec. 31, 2009	(1,347,936)				33,388	29,017,578	(30,462,283)	63,381
Stockholder's Equity Ending Balance,share at Dec. 31, 2009					33,387,857
Issuance of Common Stock in November for cash upon exercise of options, net of 40,268 shares forfeited in cashless exercise	9,146				52	9,094
Issuance of Common Stock in November for cash upon exercise of options, net of 40,268 shares forfeited in cashless exercise,share					52,128
Restricted Stock issued for services in October, November and December					98	(98)
Restricted Stock issued for services in October, November and December,share					98,283
Restricted Stock issued to employee in October					50	(50)
Restricted Stock issued to employee in October,share					50,000
Restricted Stock issued to employee in November					50	(50)
Restricted Stock issued to employee in November,share					50,000
Restricted Stock forfeited in October on termination of employee					(1)	1
Restricted Stock forfeited in October on termination of employee,share					(1,250)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	(286,948)						(286,948)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature	(428,787)						(428,787)
Issuance of Common Stock in April for cash upon exercise of warrants	562,500				250	562,250
Issuance of Common Stock in April for cash upon exercise of warrants,share					250,000
Issuance of Common Stock in March for cash upon exercise of options	15,783				15	15,768
Issuance of Common Stock in March for cash upon exercise of options,share					14,542
Issuance of Common Stock in April for cash upon exercise of options, net of 12 shares forfeited in cashless exercise	2				13	(11)
Issuance of Common Stock in April for cash upon exercise of options, net of 12 shares forfeited in cashless exercise,share					13,486
Issuance of Common Stock in June for cash upon exercise of options, net of 2,803 shares forfeited in cashless exercise	18,191				45	18,146
Issuance of Common Stock in June for cash upon exercise of options, net of 2,803 shares forfeited in cashless exercise,share					44,711
Issuance of Common Stock in September for cash upon exercise of options, net of 2,816 shares forfeited in cashless exercise					6	(6)
Issuance of Common Stock in September for cash upon exercise of options, net of 2,816 shares forfeited in cashless exercise,share					6,184
Issuance of Common Stock in August and September on conversion of Redeemable Convertible Preference Shares in subsidiary, net of issuance costs of $8,636	1,114,033				787	1,113,246
Issuance of Common Stock in August and September on conversion of Redeemable Convertible Preference Shares in subsidiary, net of issuance costs of $8,636,share					787,062
Stock-based compensation	1,296,734					1,296,734
Restricted Stock issued for services in January, February and March					85	(85)
Restricted Stock issued for services in January, February and March,share					85,000
Restricted Stock issued for services in April, May and June					85	(85)
Restricted Stock issued for services in April, May and June,share					85,000
Restricted Stock issued for services in July, August and September					62	(62)
Restricted Stock issued for services in July, August and September,share					62,000
Issuance of warrants in December as a cost of obtaining a term loan	46,230					46,230
Restricted Stock issued to employees in April					6	(6)
Restricted Stock issued to employees in April,share					6,250
Restricted Stock issued to employee in August for services provided as a contractor, net of 34,456 shares forfeited to cover income tax liability	(44,793)				40	(44,833)
Restricted Stock issued to employee in August for services provided as a contractor, net of 34,456 shares forfeited to cover income tax liability,share					40,544
Restricted Stock issued to directors in September					60	(60)
Restricted Stock issued to directors in September,share					60,000
Issuance of Units for cash in January, net of offering costs of $77,299	29,986				82	29,904
Issuance of Units for cash in January, net of offering costs of $77,299,share					82,000
Issuance of Units for cash in July, net of offering costs of $429,668	6,772,332				6,002	6,766,330
Issuance of Units for cash in July, net of offering costs of $429,668,share					6,001,667
Issuance of warrants in July to a placement agent	51,140					51,140
Translation adjustment	224,496							224,496
Net loss	(12,087,381)						(12,087,381)
Total comprehensive income (loss)	(11,862,885)						(12,087,381)	224,496
Stockholder's Equity Ending Balance at Dec. 31, 2010	$ (4,055,272)				$ 41,175	$ 38,881,075	$ (43,265,399)	$ 287,877
Stockholder's Equity Ending Balance,share at Dec. 31, 2010					41,175,464

The Company 10K	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

NOTE 1.  The Company

General

WaferGen Bio-systems, Inc. and subsidiaries (the “Company”) are engaged in the development, manufacture and sales of systems for gene expression, genotyping and stem cell research for the life sciences, pharmaceutical drug discovery and biomarker discovery and diagnostic products industries. The Company’s products are aimed at professionals who perform genetic analysis and cell biology, primarily at pharmaceutical and biotech companies, academic and private research centers, and diagnostics companies involved in biomarker research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings of time and cost for professionals in the field of gene expression research facilitating biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002.

Scuttlebutt Yachts, Inc. was incorporated in the state of Nevada on August 4, 2005. On June 20, 2006, its name was changed to La Burbuja Café, Inc. On January 1, 2007, its name was changed to WaferGen Bio-systems, Inc.

Merger

On May 31, 2007, WaferGen, Inc. was acquired by WaferGen Bio-systems, Inc. In the transactions, Wafergen, Inc. merged with a subsidiary of WaferGen Bio-systems, Inc. and became a wholly owned subsidiary of WaferGen Bio-systems, Inc. (the “Merger”). The officers and board members of WaferGen Bio-systems, Inc. resigned and were replaced by officers of Wafergen, Inc. along with newly elected board members.

Concurrent with the closing of the Merger, WaferGen Bio-systems, Inc. consummated a private offering (the “Offering”) of 7,178,444 units of its securities (the “Units”), at a purchase price of  $1.50 per Unit, consisting of an aggregate of 7,178,447 shares of Common Stock and warrants to purchase an aggregate of an additional 2,153,533 share of Common Stock for a period of five years at an exercise price of  $2.25 per share (the “Investor Warrants”), which Investor Warrants are callable by the Company under certain circumstances.

On June 12, 2007, WaferGen Bio-systems, Inc. sold an additional 830,000 Units consisting of an aggregate of 830,001 shares of Common Stock and warrants to purchase an aggregate of 249,000 shares of Common Stock.

Wafergen, Inc. had issued notes payable to a stockholder, our Chief Executive Officer, in the aggregate amount of  $750,000. Rather than accepting cash consideration for Units acquired by the same individual, the Company agreed to issue at the first closing 160,000 Units at a rate of one Unit for each  $1.50 of debt in consideration of his cancellation of  $240,000 of existing notes payable.

A summary is as follows:

Gross proceeds from initial offering	$10,767,668
Gross proceeds from additional offering	1,245,000

Gross proceeds	12,012,668

Offering costs:
Paid	(1,851,637)
Issuance of warrants to placement agent	(66,319)

Total offering costs	(1,917,956)

Gross proceeds less offering costs	10,094,712
Issuance of warrants to placement agent	66,319
Cancellation of debt	(240,000)

Net proceeds	$9,921,031

We filed a registration statement (the “Registration Statement”) registering for resale (i) the shares of Common Stock included in the units sold in the offering, (ii) the shares of Common Stock underlying the warrants included in the units sold and (iii) the shares of Common Stock underlying the warrants issued to the Placement Agent in connection with the offering, consistent with the terms and provisions of the Registration Rights Agreement from the offering, which Registration Statement became effective on January 18, 2008.

The exercise price and number of shares of our common stock issuable on exercise of the warrants may be adjusted in certain circumstances, including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. These warrants also provide the holders with weighted-average anti-dilution price protection.

The warrants, at the option of the holder, may be exercised by cash payment of the exercise price or by “cashless exercise.” A “cashless exercise” means that in lieu of paying the aggregate purchase price for the share being purchased upon exercise of the warrants in cash, the holder will forfeit a number of shares underlying the warrants with a “fair market value” equal to such aggregate exercise price. WaferGen Bio-systems, Inc. will not receive additional proceeds to the extent that warrants are exercised by cashless exercise.

Contemporaneously with the closing of the Merger, WaferGen Bio-systems, Inc. executed a Split-Off Agreement with certain shareholders whereby all the assets and liabilities of WaferGen Bio-systems, Inc. just prior to the Merger were exchanged for 4,277,778 shares of common stock of WaferGen Bio-systems, Inc. In addition, all of Wafergen, Inc.’s existing Series A Preferred Stock, Series B Preferred Stock, and Common Stock was converted into Common Stock of WaferGen Bio-systems, Inc. pursuant to the terms of the merger agreement based on an exchange ratio of .53991522 for 1.

WaferGen Bio-systems, Inc. also assumed all outstanding Wafergen, Inc.’s stock options and warrants with proportionate adjustments to the number of underlying shares and exercise prices based on an exchange ratio of .53991522 for 1.

A summary of the Common Stock outstanding of WaferGen Bio-systems, Inc. subsequent to the above was as follows:

WaferGen Bio-systems, Inc. shares outstanding prior to the Merger	11,277,782
Shares issued to Wafergen, Inc. shareholders	8,214,523
Shares issued in the Offering	8,008,448
Shares canceled in accordance with the Split-off Agreement	(4,277,778)

Total shares outstanding	23,222,975

The transactions between WaferGen Bio-systems, Inc. and Wafergen, Inc. have been treated as a reverse merger and recapitalization of Wafergen, Inc. for reporting purposes. Wafergen, Inc. is the acquirer for accounting purposes. WaferGen Bio-systems, Inc. is the issuer. The historical financial statements for periods prior to the acquisition become those of the acquirer, Wafergen, Inc. In a recapitalization, historical stockholders’ equity of the acquirer prior to the merger is retroactively restated for the equivalent number of shares received in the merger after giving effect to any difference in par value of the issuer’s and acquirer’s stock with an offset to additional paid-in capital. Accumulated deficit of the acquirer is carried forward after the acquisition. Operations prior to the merger are those of the accounting acquirer. Earnings per share for the periods prior to the merger are restated to reflect the equivalent number of shares outstanding.

On January 24, 2008, the Company formed a new subsidiary in Kulim Hi-Tech Park, Kedah, Malaysia. The subsidiary, WaferGen Biosystems (M) Sdn. Bhd., will launch various initiatives to support a number of the Company’s ongoing development and commercialization goals. The Company owns 100% of the common stock and 23.5% of the preferred stock of this entity. See Note 6 below.

On June 16, 2009, the Company completed the first closing under a private placement offering (the “First 2009 Offering”) with certain accredited investors, pursuant to which the Company sold an aggregate of 3,305,000 units at a price of  $1.25 per unit, with each unit consisting of one share of the Company’s common stock and a warrant to purchase 30% of one share of the Company’s common stock at an exercise price of  $2.00 per whole share. At initial issuance, the fair value of the 991,500 warrants was determined to be  $592,865. On August 21, 2009, the Company sold an additional 956,000 units in a second closing, including 286,800 warrants with a fair value of  $204,071. On August 31, 2009, the Company sold a further 748,000 units in a third closing, including 224,400 warrants with a fair value of  $189,066. Each unit in the second and third closing was sold at the same price, and with the same entitlements, as those sold in the first closing.

In total, the Company sold an aggregate of 5,009,000 shares of common stock and warrants to purchase 1,502,700 shares of common stock for  $2.00 in the First 2009 Offering, and received aggregate gross proceeds of  $6,261,250. The following reflects the breakdown of the components of gross proceeds from this offering:

Par value of common stock	$5,009
Paid-in capital	5,270,239
Derivative warrant instruments	986,002

Total	$6,261,250

The Company retained a selling agent in connection with this private placement offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agent a cash commission of  $309,356, and the Company issued the selling agent warrants to purchase 128,205, 66,920 and 52,360 shares of common stock at an exercise price of  $2.00 per whole share on the first, second and third closing, respectively. At initial issuance, the Company determined the total allocated fair value of the warrants to be  $168,392. The warrants issued to the selling agent have substantially the same terms as the warrants issued to the investors in the First 2009 Offering.

On December 23, 2009, the Company completed the first closing under another private placement offering (the “Second 2009 Offering”) with certain accredited investors, pursuant to which the Company sold an aggregate of 2,878,333 units at a price of  $1.50 per unit, with each unit consisting of one share of the Company’s common stock and a warrant to purchase 25% of one share of the Company’s common stock at an exercise price of  $2.50 per whole share. At initial issuance, the fair value of the 719,583 warrants was determined to be  $759,900. On December 30, 2009, the Company sold an additional 430,002 units in a second closing, including 107,502 warrants with a fair value of  $82,408. On January 6, 2010, the Company sold a further 82,000 units in a third closing, including 20,500 warrants with a fair value of  $15,715. Each unit in the second and third closing was sold at the same price, and with the same entitlements, as those sold in the first closing.

In total, the Company sold an aggregate of 3,390,335 shares of common stock and warrants to purchase 847,585 shares of common stock for  $2.50 in the Second 2009 Offering, and received aggregate gross proceeds of  $5,085,500. Of these totals, the Company sold 82,000 shares of common stock and 20,500 warrants for proceeds of  $123,000 in the year ended December 31, 2010. The following reflects the breakdown of the components of gross proceeds from this offering:

Par value of common stock	$3,390
Paid-in capital	4,224,087
Derivative warrant instruments	858,023

Total	$5,085,500

The Company retained a selling agent in connection with this private placement offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agent a cash commission of  $381,420 (of which  $9,225 related to the closing in the year ended December 31, 2010), and the Company issued the selling agent warrants to purchase 100,742, 15,050 and 2,870 shares of common stock at an exercise price of  $2.50 per whole share on the first, second and third closing, respectively. At initial issuance, the Company determined the total allocated fair value of the warrants to be  $120,123 (of which  $2,200 relates to warrants issued in the year ended December 31, 2010). The warrants issued to the selling agent have the same terms as the warrants issued to the investors in the Second 2009 Offering.

The warrants issued in the 2009 Offerings have a term of five years and are subject to weighted average anti-dilution protection in the event the Company subsequently issues shares of its common stock, or securities convertible into shares of common stock, for a price per share less than the exercise price of the warrants. The warrants are immediately exercisable and under certain circumstances will be exercisable using cashless exercise. In connection with the closing of each private placement, the Company entered into registration rights agreements with the investors purchasing units in the offerings. Both purchase agreements for the units contains certain negative covenants that restrict: (i) for 180 days after the closing the ability of the Company and its subsidiaries to issue shares of common stock or equivalents (subject to certain exempt issuances), and (ii) for 24 months after closing, the ability of the Company to enter into variable rate transactions. The investors are also entitled to “piggyback” registration rights.

On July 7, 2010, the Company completed a registered direct public offering (the “July 2010 Offering”) with certain accredited investors, pursuant to which the Company sold an aggregate of 6,001,667 units at a price of  $1.20 per unit, with each unit consisting of one share of the Company’s common stock and a warrant to purchase 50% of one share of the Company’s common stock at an exercise price of  $1.55 per whole share. The shares of common stock, warrants to purchase common stock (excluding warrants issued to the selling agents or their designees) and shares of common stock issuable upon exercise of the investor warrants were issued pursuant to a prospectus supplement filed with the Securities and Exchange Commission in connection with a takedown from the Company’s shelf registration statement on Form S-3, which became effective on June 8, 2010.

Subject to certain ownership limitations, the warrants issued in the July 2010 Offering were exercisable immediately and will expire five years from the date the warrants of issuance. The number of shares issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock splits, combinations and reclassifications, but contain no anti-dilution provisions that would prevent them from being considered indexed to the Company’s own stock, so they are all accounted for within Stockholders’ Equity, with no derivative liability to be accounted for.

The Company retained a selling agent in connection with this registered direct offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agents an aggregate fee equal to 6.0% of the gross proceeds received in the offering, subject to certain exceptions. In addition, the Company granted to the selling agents or their designees warrants to purchase an aggregate of 203,500 shares of the Company’s common stock at an exercise price of  $1.50 per whole share. Utilizing the Black-Scholes valuation model and assumptions of the fair value of Common Stock of  $1.03, estimated volatility of 44.46%, a risk-free interest rate of 1.40%, a zero dividend rate and an expected term of four years, the Company determined the total allocated fair value of the warrants to be  $51,140. Other than the exercise price, the warrants issued to the selling agents have substantially the same terms as the warrants issued to the investors in the July 2010 Offering.

Management’s Plan.  The Company has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows to continue for the foreseeable future and anticipates that losses will increase from current levels as the Company continues to grow and develop. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern.  The Company’s consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Summary of Significant Accounting Policies 10K	6 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation.  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates.  Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents.  We consider all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash.  Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements are recorded as restricted cash. At December 31, 2010, we maintained a certificate of deposit which serves as collateral for corporate credit cards.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss).

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable, prepaid expenses and other current assets, other assets, accounts payable, accrued rent, accrued payroll, accrued severance pay, accrued vacation, deferred revenue, warranty reserve and other accrued expenses approximate fair value due to the short-term maturities of these instruments.

Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. At December 31, 2010, four customers accounted for 39%, 26%, 19% and 10% of accounts receivable. At December 31, 2009, four different customers accounted for 30%, 29%, 28% and 12% of accounts receivable. For the year ended December 31, 2010, three customers accounted for 40%, 15% and 12% of total revenues. For the year ended December 31, 2009, one of these customers accounted for 18% of our revenue, and three different customers accounted for 20%, 20% and 19% of total revenues.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company has not recorded an allowance against its receivables based on management’s estimate that the balance at December 31, 2010 and 2009 is fully collectible.

Inventory.  Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.

Prepaid Expenses.  Prepaid expenses are advance payment for products or services that will be used in operations and expensed based on usage, events, or the passing of time.

Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows exceed the carrying value of the asset, a loss is recorded as the excess of the assets carrying value over its fair value. No assets were determined to be impaired in 2010 and 2009.

Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Government Grants.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose.

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonable assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to our customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from our facility as title has passed. Revenue is recorded net of estimated cash discount. The Company estimates and accrues an allowance for sale returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Expense Recognition.  Expenses are charged to expense as incurred.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

The weighted-average grant date fair value of options awarded in the years ended December 31, 2010 and 2009, respectively, were  $0.70 and  $0.56. These fair values were estimated using the following assumptions:

	Year Ended December 31,
	2010	2009

Risk-free interest rate	1.05% - 2.51%	1.31% - 2.97%
Expected term	4.75 Years	4.75 Years
Expected volatility	42.40% - 43.01%	40.04% - 42.22%
Dividend yield	0%	0%

Risk-free Interest Rate.  This is the United States Treasury rate for the day of the grant having a term equal to the expected term of the option. An increase in the risk-free interest rate will increase the fair value and the related compensation expense.

Expected Term.  This is the period of time over which the award is expected to remain outstanding and is based on management’s estimate, taking into consideration the vesting terms, the contractual life, and historical experience. An increase in the expected term will increase the fair value and the related compensation expense.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. Since the Company’s stock has not been traded for as long as the expected term of the options, the Company uses a weighted-average of the historic volatility of four comparable companies over the retrospective period corresponding to the expected life of the Company’s own options on the grant date. Extra weighting is attached to those companies most similar in terms of size and business activity. An increase in the expected volatility will increase the fair value and the related compensation expense.

Dividend Yield.  The Company has not made any dividend payments nor does it have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the related compensation expense.

Forfeiture Rate.  This is a measure of the amount of awards that are expected to not vest. An increase in the estimated forfeiture rates will decrease the related compensation expense.

Warrant Derivative Revaluation.  The Company, beginning effective January 1, 2009, recognizes the fair value of warrants with anti-dilution provisions as liabilities. Warrants are valued when initially issued, and the liability is offset against additional paid in capital. Warrants are also revalued at each reporting date, and the change in their respective fair values is recorded as an unrealized gain or loss within other income and expenses in the statement of operations. The cumulative effect of the change in accounting for these instruments was recognized as an adjustment to the opening balance of accumulated deficit at January 1, 2009, and the transfer of the fair value of derivative warrant instruments as of January 1, 2009, from additional paid-in capital to warrant derivative liability. The Company determines the fair values of these securities using a Monte Carlo Simulation approach, with key input variables provided by management.

Fair values at measurement dates during the years ended December 31, 2010 and 2009, were estimated using the following assumptions:

	Year Ended December 31,
	2010	2009

Risk-free interest rate	0.47% - 2.16%	1.16% - 2.20%
Expected remaining term	1.91 - 4.00 Years	2.71 - 4.00 Years
Expected volatility	43.83% - 92.67%	43.26% - 49.78%
Dividend yield	0%	0%
Private Placement discount to stock price	10% - 15%	15%

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the expected remaining term of the warrant. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the warrant is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the warrants, the Company uses a weighted-average of the historic volatility of four comparable companies over the retrospective period corresponding to the expected remaining term of the warrants on the measurement date. Extra weighting is attached to those companies most similar in terms of size and business activity. To the extent that Company’s stock has been traded for longer expected remaining term of the warrants, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments nor does it have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

Private Placement Discount to Stock Price.  This is the percentage amount by which future stock offerings are expected to be priced at a discount from the trading price of our common stock at the offering closing dates, and is based on management’s estimate, taking into consideration future expectations and historical experience. An increase in the expected discount to stock price will increase the fair value and the associated derivative liability.

Warranty Reserve.  Our standard warranty agreement is one year from shipment of certain products. We accrue for anticipated warranty costs upon shipment of these products. Our warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and we update our assessment quarterly.

Research and Development.  Research and development costs are charged to operations as incurred.

Other Comprehensive Income.  Other Comprehensive Income arises solely due to the cumulative translation adjustments which ensue from our Accounting Policy for Foreign Currencies.

Net Loss Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to RCPS, as the effect would be anti-dilutive due to the net loss. The following outstanding stock options, warrants, restricted stock (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of RCPS were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
	2010	2009

Shares issuable upon exercise of common stock options	1,035,155	1,409,279

Shares issuable upon exercise of common stock warrants	182,929	96,125

Shares issuable upon vesting of restricted stock	30,784	––

Shares issuable upon conversion of RCPS	3,150,123	1,095,909

Total common share equivalents excluded from denominator for diluted EPS computation	4,398,991	2,601,313

Segments.  Segments are defined as components of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker (its CEO) in deciding how to allocate resources and assess performance. The Company presently has only one overall operating segment. See Note 12 below.

Recent Accounting Pronouncements.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3 (as described in Note 10). This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2010, and will become effective for us on January 1, 2011. The Company expects the adoption of this guidance will not have a material impact on its consolidated financial condition or results of operations, but will require the Company to make additional disclosures.

The Company adopted ASU 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” on January 1, 2010, the first day of the Company’s 2010 fiscal year. This guidance 1) replaces the quantitative-based risks and rewards calculation for determining whether an enterprise is the primary beneficiary in a variable interest entity (“VIE”) with an approach that is primarily qualitative, 2) requires ongoing assessments of whether an enterprise is the primary beneficiary of a VIE, and 3) requires additional disclosures about an enterprise’s involvement in VIEs. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition or results of operations, as the Company has not engaged in transactions with VIEs.

The Company adopted ASU 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements” on October 1, 2010, with effect retrospective to January 1, 2010, the first day of the Company’s 2010 fiscal year. This guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value of the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) eliminates the residual method to allocate the arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition or results of operations, and had no impact on prior periods, as we had no multi-deliverable arrangements prior to December 2010, however it did require the Company to make additional disclosures.

Inventories 10K	6 Months Ended
Jun. 30, 2011
Inventory
Inventory Disclosure [Text Block]

NOTE 3.  Inventories

Inventories consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Finished goods	$1,143,204	$170,448

Less allowance for excess and obsolete inventory	(118,954)	(130,478)

Inventories, net	$1,024,250	$39,970

Property and Equipment 10K	6 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  Property and Equipment

Property and equipment consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Equipment	$2,153,242	$1,154,406
Tools and molds	73,067	72,437
Leasehold improvements	104,552	63,470
Furniture and fixtures	150,773	42,570

Total property and equipment	2,481,634	1,332,883

Less accumulated depreciation and amortization	(1,289,794)	(890,887)

Property and equipment, net	$1,191,840	$441,996

Depreciation and amortization expense totaled  $432,067 and  $493,112 for the years ended December 31, 2010 and 2009, respectively, and  $1,345,727 for the period from inception to December 31, 2010.

Equipment includes the following amounts under capital leases at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Cost	$47,162	$178,712
Accumulated depreciation	(47,162)	(168,886)

Total	$––	$9,826

Long Term Obligations 10K	6 Months Ended
Jun. 30, 2011
Debt
Long-term Debt [Text Block]

NOTE 5.  Long Term Obligations

On December 7, 2010, the Company entered a  $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan are at an interest rate of approximately 13%, and for the first six months, interest only is repayable, after which the balance of principal and interest are repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in all of its assets.

The Company issued a total of 95,368 warrants to Oxford in connection with the LSA. These warrants have a term of five years, and an exercise price of  $1.468. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.41, an expected term of four years, estimated volatility of 43.96%, a zero dividend rate and a risk-free interest rate of 1.305%, the Company determined the total allocated fair value of the warrants to be  $46,230.

Further, the Company incurred initial costs of  $157,240 to obtain the LSA, and a fee of  $95,000 will be payable to Oxford on termination.

Deferred financing costs consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Debt issuance costs	$298,470	$––

Less accumulated amortization	(10,885)	––

Debt issuance costs, net	$287,585	$––

Non-cash interest expense totaled  $10,885 for the year ended December 31, 2010.

The Company leases its office space for use in its operations under non-cancellable operating leases that expire in April 2015 and December 2013. The Company leases equipment under a capital lease that expires in August 2011.

Aggregate future minimum obligations for leases and the term loan in effect as of December 31, 2010 are as follows:

	Operating Leases	Capital Leases	Term Loan

Year ending December 31,
2011	$435,513	$9,117	$657,636
2012	477,722	––	941,470
2013	500,745	––	863,014
2014	487,324	––	—
2015	168,837	––	—

Total minimum obligations	$2,070,141	9,117	2,462,120

Less amounts representing interest		(265)	(462,120)

Present value of future minimum payments		8,852	2,000,000

Less current portion of long term obligations		(8,852)	(410,532)

Long term obligations, less current portion		$––	$1,589,468

Rent expense totaled  $504,777 and  $210,009 for the years ended December 31, 2010 and 2009, respectively, and  $1,199,044 for the period from inception to December 31, 2010.

Interest expense related to capital leases totaled  $1,272 and  $5,495 for the years ended December 31, 2010 and 2009, respectively, and  $24,631 for the period from inception to December 31, 2010.

Redeemable Convertible Preference Shares in Subsidiary 10K	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Consolidation, Subsidiary Stock Issuances, Policy [Policy Text Block]

NOTE 6.  Redeemable Convertible Preference Shares in Subsidiary

On July 18, 2008, the Company’s Malaysian subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), received  $1,000,000, less issuance costs totaling  $30,000, in exchange for the issuance of Series A Redeemable Convertible Preference Shares (“RCPS”) of WGBM in a private placement to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia. WGBM sold 444,444 Series A RCPS in this private placement at the U.S. dollar equivalent of  $2.25 per share. A second closing occurred on November 27, 2008, and WGBM received  $1,000,000, less issuance costs totaling  $30,000, from the sale of an additional 444,444 shares of Series A RCPS.

On June 8, 2009, WGBM received  $250,000, less an exchange loss of  $18,029 and issuance costs totaling  $19,393, in exchange for the issuance of 111,111 Series B RCPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. On March 9, 2010, WGBM received  $250,000, less an exchange loss of  $3,005 and issuance costs totaling  $8,929, in exchange for the issuance of a further 111,111 Series B RCPS to EEV, in a private placement at the U.S. dollar equivalent of  $2.25 per share. On September 23, 2009, WGBM received  $500,000, less issuance costs totaling  $7,500, in exchange for the issuance of 222,222 Series B RCPS to Prima Mahawangsa Sdn. Bhd. (“PMSB”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. On May 13, 2010, WGBM received  $500,000, less issuance costs totaling  $5,000, in exchange for the issuance of a further 222,222 Series B RCPS to PMSB, in a private placement at the U.S. dollar equivalent of  $2.25 per share. These transactions represent the full subscription under a Share Subscription Agreement dated April 3, 2009, (“SSA”) to sell 444,444 and 222,222 Series B RCPS to PMSB and EEV, respectively, both venture capital and development firms in Malaysia.

On September 18, 2009, WGBM received  $423,128, less issuance costs totaling  $11,319, in exchange for the issuance of 188,057 Series B RCPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. This represents the full amount receivable under an SSA dated July 1, 2009, to sell Series B RCPS to KMP, a venture capital and development firm in Malaysia.

Under the terms of a Deed of Adherence dated April 3, 2009, certain rights of the holders of the Series A RCPS were modified; also, the use of funds raised through the issuance of both Series A and Series B RCPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of RCPS include, but are not limited to, the right:

(a) to put to the Company their RCPS (or ordinary shares in WGBM received on conversion of those RCPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below  $2.25, to redeem for cash (or, for Series A, at the Company’s option, and for Series B, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 6% (for Series A) or 8% (for Series B), compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment);

(b) to cause the Company to exchange their RCPS for common stock of the Company at an exchange rate of US $2.25 per share of common stock, provided, in the case of Series B RCPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US $2.647, then the holder shall exchange RCPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A RCPS, and on April 3, 2014, for PMSB’s Series B RCPS;

(c) to convert their RCPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per  $100 invested in RCPS;

(d) to cause the subsidiary, WGBM, to redeem the RCPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (i.e. retained earnings; there is presently an accumulated deficit in WGBM of approximately  $2.5 million);

(e) of first offer on any transfers or new issuance of subsidiary shares (for Series A only); and

(f) for each of Series A and Series B RCPS, to appoint one of the seven directors of the subsidiary.

On August 1, 2010, an event occurred affording the investors in Series B RCPS the option to convert their holdings into a number of shares in the Company at an exchange rate equal to 85% of the previous 10 days’ average closing price.

This beneficial conversion feature was recorded as a put option derivative liability and a reduction in RCPS, which was immediately amortized as accretion expense. Utilizing the Black-Scholes valuation model and assumptions of the fair value of Common Stock of  $1.21, an exercise price of  $0.9894, estimated volatility of 64.30%, a risk-free interest rate of 0.14%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the put option derivative liability to be  $428,787.

On August 17, 2010, EEV provided notice of exercise of its option to exchange its holding of 222,222 Series B RCPS for 458,483 shares of the Company’s common stock, with shares to be issued on September 16, 2010. Utilizing the Black-Scholes valuation model and assumptions of the fair value of Common Stock of  $1.25, an exercise price of  $1.0906, estimated volatility of 64.02%, a risk-free interest rate of 0.16%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to EEV’s shares to be  $73,105, and for the remaining RCPS to be  $208,077.

On September 29, 2010, KMP provided notice of exercise of its option to exchange its holding of 188,057 Series B RCPS for 328,579 shares of the Company’s common stock, with shares to be issued on October 29, 2010. Utilizing the Black-Scholes valuation model and assumptions of the fair value of Common Stock of  $1.51, an exercise price of  $1.2878, estimated volatility of 50.94%, a risk-free interest rate of 0.12%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to KMP’s shares to be  $73,027, and for the remaining RCPS to be  $172,588.

On December 31, 2010, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of Common Stock of  $1.22, an exercise price of  $1.0217, estimated volatility of 55.40%, a risk-free interest rate of 0.07%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be  $194,088.

WGBM is authorized to issue 200,000,000 RCPS with a par value of RM0.01. There were 1,743,611 RCPS (including 410,279 held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at December 31, 2010, and 1,410,278 RCPS (none of which was held by the Company) issued and outstanding at December 31, 2009.

The balance in RCPS comprises the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009
SERIES A
Proceeds from issuance of RCPS	$2,000,000	$2,000,000
Issuance costs	(60,000)	(60,000)
Accretion of issuance costs	45,416	25,416
Accretion of redemption premium	283,717	154,450

Total Series A RCPS	2,269,133	2,119,866

SERIES B
Proceeds from issuance of RCPS	1,000,000	1,155,099
Issuance costs	(23,763)	(38,212)
Exchange loss on issuance	—	18,029
Accretion of issuance costs	15,073	4,538
Accretion of redemption premium	77,033	31,674

Total Series B RCPS	1,068,343	1,171,128

Total RCPS	$3,337,476	$3,290,994

Stock Awards 10K	6 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7.  Stock Awards

In 2003, WaferGen’s Board of Directors adopted the 2003 Incentive Stock Plan (the “2003 Plan”). The 2003 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 1,500,000 shares of common stock. Under the Plan, incentive stock options and nonqualified stock options could be granted. Incentive stock options were to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant. Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after date of grant. Options granted to stockholders who own more than 10% of the outstanding stock of WaferGen at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant. In November 2006, WaferGen increased the aggregate number of shares of Common Stock that may be issued under the 2003 Plan to a total authorized reserve of 2,500,000 shares, a 1,000,000 share increase. The 2003 Plan was frozen when the 2007 Plan was adopted, resulting in no further options available for grant.

In January, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Stock Option Plan (the “2007 Plan”). The purpose of the 2007 Plan was to provide an incentive to retain the employment of directors, officer, consultants, advisors and employees of the Company, persons of training, experience and ability, to attract new directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons into the Company’s development and financial success. Under the 2007 Plan, the Company was authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The 2007 Plan was frozen when the 2008 Plan was adopted, resulting in no further options available for grant.

On June 5, 2008, the Company’s stockholders adopted the 2008 Stock Incentive Plan (the “2008 Plan”) following approval of the 2008 Plan by the Board of Directors. The 2008 Plan initially authorized the issuance of up to 2,000,000 shares of common stock pursuant to the terms of the 2008 Plan. On December 4, 2009, the Company’s stockholders approved an amendment to the 2008 Plan following approval of the 2008 Plan by the Board of Directors, adding an additional 1,500,000 shares, bringing the total to 3,500,000 shares of our common stock available for issuance under the 2008 Plan. On September 16, 2010, the Company’s stockholders approved a further amendment to the 2008 Plan following approval of the 2008 Plan by the Board of Directors, adding an additional 3,000,000 shares, bringing the total to 6,500,000 shares of our common stock available for issuance under the 2008 Plan. Notwithstanding the foregoing, no more than 3,250,000 shares of our common stock may be granted pursuant to awards of restricted stock and restricted stock units. The number of shares of our common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in our common stock or our capital structure. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock under these Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2009	734,500	3,686,700	$1.4505	22,383	$1.0432
2008 Plan Amendment	1,500,000	—	$—	—	$—
Granted	(1,257,000)	1,127,000	$1.6207	130,000	$2.0154
Exercised	—	(38,819)	$1.0298	—	$—
Vested	—	—	$—	(144,175)	$1.9163
Forfeited	310,479	(393,135)	$1.5072	—	$—
Canceled	150,000	(232,344)	$2.7135	—	$—

Balance at December 31, 2009	1,437,979	4,149,402	$1.4246	8,208	$1.1055
2008 Plan Amendment	3,000,000	—	$—	—	$—
Granted	(2,569,033)	1,997,500	$1.7249	571,533	$1.6768
Exercised	—	(176,950)	$0.6912	—	$—
Vested	—	—	$—	(416,535)	$1.6809
Forfeited	228,042	(276,226)	$1.7863	(1,250)	$2.3900
Canceled	94,833	(149,833)	$2.0310	(34,456)	$1.5927

Balance at December 31, 2010	2,191,821	5,543,893	$1.5218	127,500	$1.6422

The weighted average fair value of options granted in the years ended December 31, 2010 and 2009, was  $0.70 and  $0.56, respectively. The fair value of options vested in the years ended December 31, 2010 and 2009, was  $666,656 and  $528,804, respectively.

The following table summarizes information concerning outstanding options as of December 31, 2010:

			Options Outstanding			Options Exercisable
				Weighted			Weighted
			Number	Average	Weighted	Number	Average	Weighted
Range of			Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise			as of	Contractual	Exercise	as of	Contractual	Exercise
Prices			December 31, 2010	Life (in Years)	Price	December 31, 2010	Life (in Years)	Price

$0.0002	-	$0.0185	161,973	3.47	$0.0075	161,973	3.47	$0.0075
$0.1482	-	$0.4630	346,336	2.54	$0.3403	346,112	2.54	$0.3402
$0.6000	-	$1.0000	249,500	4.18	$0.9359	186,022	3.96	$0.9140
$1.1000	-	$1.6500	2,763,000	5.29	$1.4362	1,319,123	4.32	$1.4381
$1.7600	-	$2.3900	2,023,084	5.76	$2.0344	1,008,481	4.74	$2.1190

			5,543,893	5.19	$1.5218	3,021,711	4.19	$1.4307

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2010 was  $603,743 and  $571,721, respectively. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

The Company received  $122,308 for the 176,950 options exercised during the year ended December 31, 2010, which had an intrinsic value of  $189,881. The Company received  $39,976 for the 38,819 options exercised during the year ended December 31, 2009, which had an intrinsic value of  $39,855.

The amounts expensed for stock-based compensation totaled  $1,296,734 and  $838,952 for the years ended December 31, 2010 and 2009, respectively, and  $3,825,217 for the period from inception to December 31, 2010. The sums expensed include  $688,585 and  $262,000 for restricted stock awards to consultants in the years ended December 31, 2010 and 2009, respectively.

At December 31, 2010, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was  $1,362,915. This cost is expected to be recognized over an estimated weighted average amortization period of 3.01 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operations and financial activities, related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

Warrant Derivative Liabilities 10K	6 Months Ended
Jun. 30, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 8.  Warrant Derivative Liabilities

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as unrealized gains or losses in non-operating income (expense).

During the year ended December 31, 2010, a  $555,144 decrease in the fair value of the warrant derivative liability was recorded as an unrealized gain on the fair value of warrants, net. During the year ended December 31, 2009, a  $564,122 increase in the fair value of the warrant derivative liability was recorded as an unrealized loss on the fair value of warrants, net.

The fair value of warrants ranged from  $0.32 to  $0.69 at December 31, 2010, and from  $0.52 to  $0.97 at December 31, 2009. A summary of activity in warrant derivative liabilities is included in Note 10.

A summary of outstanding common stock warrants as of December 31, 2010 is as follows:

Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

Common Stock	44,401	––	$1.410	March 2012
Common Stock	95,368	––	$1.468	December 2015
Common Stock	203,500	––	$1.500	July 2015
Common Stock	3,000,830	––	$1.550	July 2015
Common Stock	1,944,651	1,944,651	$1.800	June and August 2014
Common Stock	1,078,401	1,078,401	$2.240	December 2014 and January 2015
Common Stock	2,666,459	––	$2.250	May and June 2012
Common Stock	841,885	841,885	$2.260	May 2013
Common Stock	200,000	—	$3.000	December 2014 and November 2015

Total	10,075,495	3,864,937

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of  $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of  $2.24 and entitled the holders thereof to purchase an aggregate of 1,078,401 shares.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of  $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of  $1.80 and entitled the holders thereof to purchase an aggregate of 1,944,651 shares.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of  $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of weighted-average anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2010, had an exercise price of  $2.26 and entitled the holders thereof to purchase an aggregate of 841,885 shares.

The 95,368 warrants expiring in December 2015 were issued in December 2010 in conjunction with obtaining a term loan (see Note 5).

The exercise price of 50,000 warrants expiring in December 2014 was amended from  $3.25 to  $3.00 in the second quarter of 2010. The change in their fair value was not significant, and no expense was recorded.

Cash Flow Information 10K	6 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 9.  Cash Flow Information

Cash paid during the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows (interest paid in the year ended December 31, 2010, excludes payments for initial costs totaling  $157,240 relating to the term loan from Oxford, which are being amortized as interest expense over the term of the loan, as described in Note 5):

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Interest	$2,736	$9,204	$45,277

Income taxes	$—	$—	$—

Supplemental disclosure of non-cash investing and financing activities for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Accretion on Series B Preferred Stock	$—	$—	$155,998

Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	$286,948	$178,162	$503,026

Recording of put option liability and accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature	$428,787	$—	$428,787

Exchange of Common Stock for Redeemable Convertible Preference Shares in subsidiary	$1,122,669	$—	$1,122,669

Conversion of due to a stockholder to notes payable	$—	$—	$61,588

Issuance of warrants with notes payable	$—	$—	$171,053

Issuance of warrants with term loan	$46,230	$—	$46,230

Conversion of debt to Common Stock	$—	$—	$240,000

Conversion of debt to Series A Preferred Stock	$—	$—	$2,977,579

Deposit in equipment in 2007 lapsed in 2008	$—	$—	$51,446

Property and equipment acquired with capital leases	$—	$—	$256,326

Inventory transferred to Property and equipment	$42,500	$—	$42,500

Issuance to placement agents of warrants classified as derivative liabilities	$2,200	$286,315	$288,515

Fair Value of Financial Instruments 10K	6 Months Ended
Jun. 30, 2011
Fair Value Measures and Disclosures
Fair Value Disclosures [Text Block]

NOTE 10.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, we primarily use prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). We also consider the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2010:

	Level 1	Level 2	Level 3	Total

Financial Assets:
Cash and cash equivalents, including restricted cash	$2,310,592	$—	$—	$2,310,592

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$2,240,962	$2,240,962

Put option derivative liability	$—	$—	$194,088	$194,088

The following table sets forth a reconciliation of changes in the year ended December 31, 2010, in the fair value of warrant derivative liabilities classified as level 3 in the fair value hierarchy:

Balance at January 1, 2010	$2,778,191
Additions - fair value of warrants issued in January 2010	17,915
Change in unrealized (gains) losses, net (1)	(555,144)
Transfers	—
Balance at December 31, 2010	$2,240,962

__________

(1)   Reported in other income and expenses in the Consolidated Statements of Operations.

The following table sets forth a reconciliation of changes in the year ended December 31, 2010, in the fair value of put option derivative liabilities classified as level 3 in the fair value hierarchy:

Balance at January 1, 2010	$––
Additions - fair value of put option on August 1, 2010	428,787
Change in unrealized (gains) losses, net (2)	(88,567)
Settlements	(146,132)
Balance at December 31, 2010	$194,088

__________

(2)   Reported in other income and expenses in the Consolidated Statements of Operations.

Income Taxes 10K	6 Months Ended
Jun. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 11.  Income Taxes

The provision for income taxes consists of the following for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010:

Period From
October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total Current	$—	$—	$—

Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total Deferred	$—	$—	$—

Provision for income taxes	$—	$—	$—

A reconciliation of the provision for income taxes with the expected provision for income taxes computed by applying the federal statutory income tax rate 34% to the net loss before provision for income taxes for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Provision for income taxes at federal statutory rate	$(4,109,710)	$(3,610,966)	$(14,478,605)
Federal research and development tax credits	(243,728)	(155,210)	(838,117)
Expenses not deductible	(78,682)	392,386	911,590
Foreign loss taxed at lower rates	57,721	44,792	167,287
Change in federal valuation allowance	4,374,399	3,328,998	14,237,845

Provision for income taxes	$—	$—	$—

The components of the deferred tax assets as of December 31, 2010 and 2009, are as follows:

	December 31,	December 31,
	2010	2009
Deferred tax assets:
Net operating loss carry-forwards	$14,953,083	$9,703,709
Capitalized start-up cost and research and development cost	763,901	851,082
Research and development tax credit	1,514,570	973,788
Depreciation on property and equipment	110,209	38,410
Reserves and accruals	146,734	201,797

Total deferred tax asset	17,488,497	11,768,786

Valuation allowance	(17,488,497)	(11,768,786)

Net deferred tax assets	$—	$—

The following deferred income taxes were provided for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010
Deferred tax assets:
Net operating loss carry-forwards	$5,249,374	$3,090,184	$14,953,083
Capitalized start-up cost and research and development cost	(87,181)	(64,317)	763,901
Research and development tax credit	540,782	273,242	1,514,570
Depreciation on property and equipment	71,799	25,807	110,209
Reserves and accruals	(55,063)	119,848	146,734
Valuation allowance	(5,719,711)	(3,444,764)	(17,488,497)

Net deferred income taxes	$—	$—	$—

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company has provided a full valuation allowance against its net deferred tax assets. There are no prior year tax returns under audit by taxing authorities, and management is not aware of any impending audits.

At December 31, 2010, the Company had federal and state net operating loss carry-forwards (“NOLs”) of approximately  $35,300,000 and foreign operating loss carry-forwards of approximately  $2,100,000. The federal, state, and foreign NOLs will expire in various periods through 2030. We may never be able to utilize any of the state NOLs due to the California Budget Act of 2010, Section 870, enacted on October 8, 2010, which suspended the utilization of NOLs for California state tax.

At December 31, 2010, the Company had federal and state research and development tax credits of approximately  $700,000 and  $800,000, respectively. The federal research and development tax credits will expire in various periods through 2030 and the California state research and development tax credit can be carried forward indefinitely.

Utilization of NOLs may be subject to substantial limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

Tax years that remain open for examination are 2006, 2007, 2008, 2009 and 2010.  The Company has not determined that there are any unrecognized tax benefits and as such has not accounted for any unrecognized tax benefits or accrued any interest or penalties related to unrecognized tax benefits.

Business Segment Information 10K	6 Months Ended
Jun. 30, 2011
Segment Reporting
Segment Reporting Disclosure [Text Block]

NOTE 12.  Business Segment Information

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker (its CEO) in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2010 and 2009, are as follows:

	2010	2009

United States	$551,927	$345,642
International:
Canada	50,547	543
Japan	893,498	1,035
Asia - other	125,795	––
Europe(1)	545,522	32,153

Total revenue	$2,167,289	$379,373

__________

(1)  Sales to Europe in 2010 included approximately  $332,000 to Luxembourg.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Long-lived assets by geographic areas as of December 31, 2010 and 2009, are as follows:

	2010	2009

United States	$1,040,098	$287,770
Malaysia	151,742	154,226

Total long-lived assets	$1,191,840	$441,996

Contingencies 10K	6 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 13.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income for such period.

Quarterly Financial Data 10K	6 Months Ended
Jun. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]

NOTE 14.  Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2010 and 2009 is as follows:

	Year Ended December 31, 2010
	First	Second	Third	Fourth

Revenue	$389,785	$431,894	$633,241	$712,369
Gross margin	$253,930	$296,000	$321,194	$434,099
Unrealized gain (loss) on fair value of warrants, net	$(1,886,692)	$3,567,168	$(1,665,950)	$540,618
Net loss	$(4,529,265)	$724,496	$(5,224,763)	$(3,057,849)
Net loss applicable to common stockholders	$(4,594,788)	$645,706	$(5,732,701)	$(3,121,333)
Net loss per share - basic and diluted	$(0.14)	$0.02	$(0.14)	$(0.08)

	Year Ended December 31, 2009
	First	Second	Third	Fourth

Revenue	$41,838	$68,918	$78,860	$189,757
Gross margin	$26,006	$(55,014)	$11,963	$133,377
Unrealized gain (loss) on fair value of warrants, net	$13,743	$34,325	$(548,451)	$(63,739)
Net loss	$(1,764,057)	$(2,836,659)	$(3,012,482)	$(3,007,290)
Net loss applicable to common stockholders	$(1,799,057)	$(2,873,075)	$(3,056,158)	$(3,070,360)
Net loss per share - basic and diluted	$(0.07)	$(0.11)	$(0.11)	$(0.10)

Subsequent Events 10K	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 15.  Subsequent Events

During the first quarter of 2011, the Company’s Malaysian subsidiary received  $5,000,000, less issuance costs, in exchange for the issuance of Series C RCPS. WGBM sold 3,233,734 Series C RCPS in the private placement at the U.S. dollar equivalent of  $1.55 per share to MTDC, which was also granted an option to purchase a further 1,077,911 shares at the U.S. dollar equivalent of  $2.32 per share. Shares of Series C RCPS are convertible into shares of the Company’s common stock at a ratio of one for one.

The Company 10Q	6 Months Ended
Jun. 30, 2011
Accounting Policies
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 1.  The Company

General – WaferGen Bio-systems, Inc. and subsidiaries (the “Company”) are engaged in the development, manufacture and sales of systems for gene expression, genotyping and stem cell research for the life sciences, pharmaceutical drug discovery and biomarker discovery and diagnostic products industries. The Company’s products are aimed at professionals who perform genetic analysis and cell biology, primarily at pharmaceutical and biotech companies, academic and private research centers, and diagnostics companies involved in biomarker research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings of time and cost for professionals in the field of gene expression research facilitating biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a new subsidiary in Kulim Hi-Tech Park, Kedah, Malaysia. The subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), will launch various initiatives to support a number of the Company’s ongoing development and commercialization goals. The Company owns 100% of the common stock and 8.2% (which includes all shares that have been assumed by the Company pursuant to exercises of exchange rights for which the Company has received notice from investors) of the preference shares of this entity. The Company expects that all of the subsidiary’s preference shares will be redeemed or converted into shares of the Company, however if all preference shares were converted into common stock of WGBM, the Company would own 72.8% of WGBM’s common stock. See Note 5 below.

On May 27, 2011, the Company completed a private placement offering (the “May 2011 Offering”) with certain accredited investors, pursuant to which the Company sold an aggregate of approximately 2,937,500 shares of Series A-1 convertible preferred stock at a stated value of  $5.20 per share, with each share being convertible into ten shares of common stock, convertible promissory notes in the aggregate principal amount of  $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 convertible preferred stock at a price of  $5.70 per share, with each share being convertible into ten shares of common stock, and warrants to purchase 56,173,248 shares of the Company’s common stock at an exercise price of  $0.62 per whole share. The Company received aggregate gross proceeds of  $30,550,000, which after deducting issuance costs of  $2,524,963 left net proceeds of  $28,025,037.

Subject to certain ownership limitations, the warrants issued in the May 2011 Offering were exercisable immediately and will expire five years from the date of issuance. They include a provision for excess shares in the event of a change in ownership and contain standard anti-dilution clauses in the event of recapitalization, stock splits or combinations, merger or reorganization, dividends or distributions and similar equity adjustments, but do not contain anti-dilution provisions that would prevent them from being considered indexed to the Company’s stock, so they are accounted for within Stockholders’ Equity.

The Company retained a selling agent in connection with this registered direct offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agents an aggregate fee totaling approximately  $2,120,125.

Summary of Significant Accounting Policies 10Q	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation – The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to these rules and regulations. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes related thereto for the year ended December 31, 2010, included in our Form 10-K filed with the SEC. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows.

The results of operations for such interim periods are not necessarily indicative of results to be expected for the full year.

Basis of Consolidation – The condensed consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Development Stage – In prior periods the Company was in the development stage.

Use of Estimates – Preparing condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Foreign Currencies – Assets and liabilities of non-U.S. subsidiaries that operate in a local currency environment, where that local currency is the functional currency, are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss).

Stock-Based Compensation – The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Change in Fair Value of Derivatives – The Company recognizes the put option on its Series B redeemable convertible preference shares of its subsidiary, the conversion element of its convertible promissory notes and its warrants with anti-dilution provisions as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a change in fair value within other income and expenses in the statement of operations. The Company determines the fair value of the put option on its Series B redeemable convertible preference shares of its subsidiary using a Black-Scholes valuation and the conversion element of its convertible promissory notes and its warrants with anti-dilution provisions using a Monte Carlo Simulation approach, with key input variables provided by management.

Warranty Reserve – Our standard warranty agreement is one year from shipment of certain products. We accrue for anticipated warranty costs upon shipment of these products. Our warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and we update our assessment quarterly.

Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassification – Certain reclassifications have been made to prior periods’ data to conform to the current presentation. These reclassifications had no effect on reported net losses.

Recent Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” This guidance requires additional disclosures about fair value measurements, including information about purchases, sales, issuances and settlements in Level 3. We adopted this guidance effective January 1, 2011, and its adoption did not have a material impact on our consolidated financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820).” ASU 2011-04 will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early application not permitted, and will become effective for us on January 1, 2012. The adoption of this standard will not have a material impact on our consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted, and will become effective for us on January 1, 2012. The adoption of this standard will not have a material impact on our consolidated financial condition or results of operations.

Inventories 10Q	6 Months Ended
Jun. 30, 2011
Inventory
Schedule of Inventory, Current [Table Text Block]

NOTE 3.  Inventories

Inventories consisted of the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010

Raw materials	$134,501	$—

Work in process	2,745	—

Finished goods	1,116,216	1,143,204

Total inventories	1,253,462	1,143,204

Less allowance for excess and obsolete inventory	(118,954)	(118,954)

Inventories, net	$1,134,508	$1,024,250

Long Term Obligations 10Q	6 Months Ended
Jun. 30, 2011
Debt
Debt and Capital Leases Disclosures [Text Block]

NOTE 4.  Long Term Obligations

On December 7, 2010, the Company entered a  $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan were at an interest rate of approximately 13%, and for the first six months, interest only was repayable, after which the balance of principal and interest were repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in substantially all of its assets, excluding its intellectual property.

The Company issued warrants to purchase 95,368 shares of common stock with an allocated fair value of  $46,230 and incurred other initial costs of  $157,240 to obtain the LSA, and a fee of  $95,000 was payable to Oxford on termination. These deferred financing costs of  $298,470 were amortized as a non-cash interest expense over the period of the loan using the effective interest method.

The loan was repaid in full on May 27, 2011. At this date, the unamortized deferred financing costs of  $222,275 plus additional costs arising from early termination of  $83,585 were expensed as interest.

The Company leases equipment under a capital lease that expires in August 2011. Cost and accumulated depreciation of  $47,162 are included in property and equipment. Aggregate future minimum obligations for the capital lease in effect as of June 30, 2011, were  $2,279, of which  $22 represented interest.

On May 27, 2011, the Company issued convertible promissory notes with a face value of  $15,275,000, along with convertible preferred stock and warrants (see Note 1). Interest on the notes accrues at a rate of 5% per annum, and may either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

The outstanding principal amount under these convertible promissory notes may be converted into Series A-2 convertible preferred stock at a rate of  $5.70 per share, with each share of Series A-2 convertible preferred stock being convertible into ten shares of common stock. In connection with the issuance of the convertible promissory notes, the Company and the note holders entered into a Cure Amount Side Letter Agreement (“CASLA”) which provides that, in the event that the Company should require debt to be converted in order to meet equity requirements to apply for (at its discretion) or maintain a listing on a recognized exchange, the notes may be converted at a lower rate per share based on the market price of the Company’s common stock at the time of conversion, such that the note is convertible into a higher number of shares of Series A-2 convertible preferred stock such that the value of the notes is maintained. The Company recognized this conversion option as an embedded derivative valued at  $11,495,163 on the date of issuance (see Note 10).

The Company allocated fair values to the Series A-1 convertible preferred stock, the convertible promissory notes and the warrants on May 27, 2011, the issuance date. The Company then assigned the aggregate proceeds of  $30,550,000 in proportion to those fair values. The Company thus valued the Series A-1 convertible preferred stock at  $10,724,991 (see Note 6), the convertible promissory notes at  $10,072,592 and the warrants at  $9,752,417 (see Note 8). The difference between face value of the convertible promissory notes and their allocated fair value was recorded as debt discount. In addition, the Company recognized the conversion element of the convertible promissory notes as an embedded derivative requiring bifurcation.

We evaluate the derivative liability for the conversion element of convertible promissory notes using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates. The fair value of this derivative liability at May 27, 2011, included assumptions of the fair value of common stock of  $0.68, estimated volatility of 64.31%, a risk-free interest rate of 0.21% and a contractual term of 3.5 years, and was estimated to be  $11,495,163. The fair value of this derivative liability at June 30, 2011, included assumptions of the fair value of common stock of  $0.54, estimated volatility of 62.00%, a risk-free interest rate of 0.22% and a contractual term of 3.4 years, and was estimated to be  $13,108,276. The increase in fair value of  $1,613,113 was reflected as a charge within other income and expenses in the statement of operations.

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the convertible promissory notes prior to conversion. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Contractual Term.  This is the full contractual term of the convertible promissory notes. Our Monte Carlo Simulation included a blend of expected remaining terms prior to partial conversion into Series A-2 convertible preferred stock and a further blend of expected remaining terms prior to partial conversion into common stock, all based on management’s projections of when such conversions would occur within the contractual term. An increase in these expected remaining terms prior to conversion into common stock will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the convertible promissory notes, the Company uses a weighted-average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the convertible promissory notes on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s stock has been traded for longer than the expected remaining term of the convertible promissory notes, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  We have not made any dividend payments nor do we have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

To the extent that the debt discount as initially calculated exceeded the face value of the notes, net of issuance costs, we recorded a one-time non-cash interest expense of  $2,255,074. The resulting debt discount of  $14,442,497 ( $5,202,408 related to the valuation allocation plus  $11,495,163 related to the conversion element (an embedded derivative), less the  $2,255,074 expensed as interest) is being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

Further, issuance costs totaling  $2,524,963 were allocated to the Series A-1 convertible preferred stock, the convertible promissory notes and the warrants in proportion to their fair values on their issuance date. The  $832,502 thus allocated to the convertible promissory notes was recorded as a deferred financing cost and is being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The balance of the convertible promissory notes comprises the following at June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010
Convertible Promissory Notes Payable:
Face value	$15,275,000	$—
Interest added to principal	74,253	—
Stated value	15,349,253	—
Debt discount – beneficial conversion feature, net of accumulated amortization of $6,285	14,436,212	—

Notes payable, net of debt discount	$913,041	$—

The convertible promissory notes include an additional share coefficient, such that additional shares of Series A-2 convertible preferred stock may be issued in the event of an Organic Change (a substantial change in ownership of the Company, as defined).

Convertible Preference Shares of Subsidiary 10Q	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

NOTE 5.  Convertible Preference Shares of Subsidiary

On July 18, 2008, the Company’s Malaysian subsidiary, WGBM, received  $1,000,000, less issuance costs totaling  $30,000, in exchange for the issuance of Series A redeemable convertible preference shares (“RCPS”) of WGBM in a private placement to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia. WGBM sold 444,444 Series A RCPS in this private placement at the U.S. dollar equivalent of  $2.25 per share. A second closing occurred on November 27, 2008, and WGBM received  $1,000,000, less issuance costs totaling  $30,000, from the sale of an additional 444,444 shares of Series A RCPS.

On June 8, 2009, WGBM received  $250,000, less an exchange loss of  $18,029 and issuance costs totaling  $19,393, in exchange for the issuance of 111,111 Series B RCPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. On March 9, 2010, WGBM received  $250,000, less an exchange loss of  $3,005 and issuance costs totaling  $8,929, in exchange for the issuance of a further 111,111 Series B RCPS to EEV, in a private placement at the U.S. dollar equivalent of  $2.25 per share. On September 23, 2009, WGBM received  $500,000, less issuance costs totaling  $7,500, in exchange for the issuance of 222,222 Series B RCPS to Prima Mahawangsa Sdn. Bhd. (“PMSB”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. On May 13, 2010, WGBM received  $500,000, less issuance costs totaling  $5,000, in exchange for the issuance of a further 222,222 Series B RCPS to PMSB, in a private placement at the U.S. dollar equivalent of  $2.25 per share. These transactions represent the full subscription under a Share Subscription Agreement dated April 3, 2009, (“SSA”) to sell 444,444 and 222,222 Series B RCPS to PMSB and EEV, respectively, both venture capital and development firms in Malaysia.

On September 18, 2009, WGBM received  $423,128, less issuance costs totaling  $11,319, in exchange for the issuance of 188,057 Series B RCPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), in a private placement at the U.S. dollar equivalent of  $2.25 per share. This represents the full amount receivable under an SSA dated July 1, 2009, to sell Series B RCPS to KMP, a venture capital and development firm in Malaysia.

Under the terms of a Deed of Adherence dated April 3, 2009, certain rights of the holders of the Series A RCPS were modified; also, the use of funds raised through the issuance of both Series A and Series B RCPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B RCPS include, but are not limited to, the right:

(a)     to put to the Company their RCPS (or ordinary shares in WGBM received on conversion of those RCPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below  $2.25, to redeem for cash (or, for Series A, at the Company’s option, and for Series B, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 6% (for Series A) or 8% (for Series B), compounded annually, with yearly rests;

(b)   to cause the Company to exchange their RCPS for common stock of the Company at an exchange rate of US $2.25 per share of common stock, provided, in the case of Series B RCPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US $2.647, then the holder shall exchange RCPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A RCPS, on April 3, 2014, for EEV’s and PMSB’s Series B RCPS and on July 1, 2014, for KMP’s Series B RCPS;

(c)   to convert their RCPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per  $100 invested in RCPS;

(d)   to cause the subsidiary, WGBM, to redeem the RCPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (i.e. retained earnings; there is presently an accumulated deficit in WGBM in excess of  $2 million);

(e)   of first offer on any transfers or new issuance of subsidiary shares (for Series A only); and

(f)    for each of Series A and Series B RCPS, to appoint one of the seven directors of the subsidiary.

On August 1, 2010, an event occurred affording the investors in Series B RCPS the option to convert their holdings into a number of shares in the Company at an exchange rate equal to 85% of the previous 10 days’ average closing price. This beneficial conversion feature was recorded as a put option derivative liability and a reduction in RCPS, which was immediately amortized as accretion expense. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.21, an exercise price of  $0.9894, estimated volatility of 64.30%, a risk free interest rate of 0.14%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the put option derivative liability to be  $428,787.

On August 17, 2010, EEV provided notice of exercise of its option to exchange its holding of 222,222 Series B RCPS for 458,483 shares of the Company’s common stock, with shares to be issued on September 16, 2010. Their RCPS were acquired by the Company. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.25, an exercise price of  $1.0906, estimated volatility of 64.02%, a risk free interest rate of 0.16%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to EEV’s shares to be  $73,105, and for the remaining RCPS to be  $208,077.

On September 29, 2010, KMP provided notice of exercise of its option to exchange its holding of 188,057 Series B RCPS for 328,579 shares of the Company’s common stock, with shares to be issued on October 29, 2010. Their RCPS were acquired by the Company. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.51, an exercise price of  $1.2878, estimated volatility of 50.94%, a risk free interest rate of 0.12%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to KMP’s shares to be  $73,027, and for the remaining RCPS to be  $172,588.

On December 31, 2010, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.22, an exercise price of  $1.0217, estimated volatility of 55.40%, a risk-free interest rate of 0.07%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be  $194,088.

On March 31, 2011, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $1.00, an exercise price of  $0.7676, estimated volatility of 64.31%, a risk-free interest rate of 0.05%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be  $302,847.

On June 30, 2011, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $0.54, an exercise price of  $0.4828, estimated volatility of 52.87%, a risk-free interest rate of 0.01%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be  $118,476.

On March 10, 2011, WGBM received  $5,000,000, less issuance costs totaling  $6,272, in exchange for the issuance of 3,233,734 Series C convertible preference shares (“CPS”) to MTDC, in a private placement at the U.S. dollar equivalent of  $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US $2.3193 per share. Each Series C CPS will convert into one share of the Company on the anniversary of each closing, or at any earlier date MTDC’s option. MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS.

The balance remaining in Series C CPS comprises the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010
SERIES C
Proceeds from issuance of CPS	$5,058,575	$—
Exchange gain on issuance	(58,575)	—
Issuance costs	(6,272)	—

Total CPS accounted for as equity	$4,993,728	$—

The balance remaining in Series A and B RCPS comprises the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010
SERIES A
Proceeds from issuance of RCPS	$2,000,000	$2,000,000
Issuance costs	(60,000)	(60,000)
Accretion of issuance costs	55,416	45,416
Accretion of redemption premium	351,133	283,717

Total Series A RCPS	2,346,549	2,269,133

SERIES B
Proceeds from issuance of RCPS	1,000,000	1,000,000
Issuance costs	(23,763)	(23,763)
Accretion of issuance costs	22,546	15,073
Accretion of redemption premium	113,300	77,033

Total Series B RCPS	1,112,083	1,068,343

Total RCPS accounted for as liabilities	$3,458,632	$3,337,476

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 3,233,734 Series C CPS issued in the six months ended June 30, 2011, and 410,279 Series B RCPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at June 30, 2011, and 1,743,611 preference shares (including 410,279 Series B RCPS held by the Company) issued and outstanding at December 31, 2010.

Preferred Stock 10Q	6 Months Ended
Jun. 30, 2011
Equity
Preferred Stock [Text Block]

NOTE 6.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 convertible preferred stock and 4,500,000 shares as Series A-2 convertible preferred stock (together, the “Series A Preferred Stock”). Each share of Series A Preferred Stock is convertible into ten shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.985% of the common stock following conversion, and entitles the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends will accrue and accumulate on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends ceases. The Series A Preferred Stock has no voting rights, and in the event of liquidation ranks senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 convertible preferred stock with a stated value of  $5.20 per share. The Company recorded the allocated valuation of  $10,724,991 (see Note 4), less allocated issuance costs of  $886,422, as Series A-1 convertible preferred stock within permanent equity, at net issuance cost. The Company also recognized a beneficial conversion feature calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share based on the valuation allocated to the Series A-1 convertible preferred stock. Since this preferred stock is immediately convertible and not redeemable, this non-contingent beneficial conversion feature of  $9,250,009 was recorded as a one-time accretion expense.

Stock Awards 10Q	6 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Share-based Compensation Arrangement by Share-based Payment Award, Description

NOTE 7.  Stock Awards

In 2003, Wafergen, Inc.’s Board of Directors adopted the 2003 Incentive Stock Plan (the “2003 Plan”). The 2003 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 1,500,000 shares of common stock. Under the Plan, incentive stock options and nonqualified stock options could be granted. Incentive stock options were to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant. Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after date of grant. Options granted to stockholders who own more than 10% of the outstanding stock of WaferGen at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant. In November 2006, WaferGen increased the aggregate number of shares of common stock that may be issued under the 2003 Plan to a total authorized reserve of 2,500,000 shares, a 1,000,000 share increase. The 2003 Plan was frozen when the 2007 Plan was adopted, resulting in no further options available for grant.

In January 2007, the Company’s Board of Directors and stockholders adopted the 2007 Stock Option Plan (the “2007 Plan”). The purpose of the 2007 Plan was to provide an incentive to retain the employment of directors, officer, consultants, advisors and employees of the Company, persons of training, experience and ability, to attract new directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons into the Company’s development and financial success. Under the 2007 Plan, the Company was authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The 2007 Plan was frozen when the 2008 Plan was adopted, resulting in no further options available for grant.

On June 5, 2008, the Company’s stockholders adopted the 2008 Stock Incentive Plan (the “2008 Plan”) following approval of the 2008 Plan by the Board of Directors. The 2008 Plan initially authorized the issuance of up to 2,000,000 shares of common stock pursuant to the terms of the 2008 Plan. On December 4, 2009, the Company’s stockholders approved an amendment to the 2008 Plan, adding an additional 1,500,000 shares, bringing the total to 3,500,000 shares of our common stock available for issuance under the 2008 Plan. On September 16, 2010, the Company’s stockholders approved a further amendment to the 2008 Plan, adding an additional 3,000,000 shares, bringing the total to 6,500,000 shares of our common stock available for issuance under the 2008 Plan. Notwithstanding the foregoing, no more than 3,250,000 shares of our common stock may be granted pursuant to awards of restricted stock and restricted stock units.

The number of shares of our common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in our common stock or our capital structure. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock under these Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions in the six months ended June 30, 2011, is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
Granted	(971,175)	648,550	$0.8940	322,625	$0.8673
Exercised	—	(324,740)	$0.3220	—	$—
Vested	—	—	$—	(269,597)	$0.9261
Forfeited	562,448	(506,198)	$1.5116	(58,750)	$1.4806
Canceled	184,771	(740,189)	$1.6681	(46,778)	$0.6738

Balance at June 30, 2011	1,967,865	4,621,316	$1.4957	75,000	$1.6133

The Company received  $104,566 for the 324,740 shares issued pursuant to options exercised during the six months ended June 30, 2011, which had an intrinsic value of  $203,399. The Company received  $38,527 for the 75,554 shares issued pursuant to options exercised during the six months ended June 30, 2010, which had an intrinsic value of  $98,121.

The following table summarizes information concerning outstanding options as of June 30, 2011:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	Outstanding	Average	Weighted	Exercisable	Average	Weighted
Range of	as of	Remaining	Average	as of	Remaining	Average
Exercise	June 30,	Contractual	Exercise	June 30,	Contractual	Exercise
Prices	2011	Life (in Years)	Price	2011	Life (in Years)	Price

$0.0002 - $0.1482	178,170	3.51	$0.0675	178,170	3.51	$0.0675
$0.4630 - $0.8500	490,549	6.70	$0.7362	45,399	4.52	$0.5837
$1.0000 - $1.5000	1,876,597	5.27	$1.3387	1,167,371	5.15	$1.3563
$1.7600 - $2.3900	2,076,000	6.02	$1.9396	1,102,419	5.79	$2.0132

	4,621,316	5.69	$1.4957	2,493,359	5.30	$1.5406

The fair value of options vested in the six months ended June 30, 2011 and 2010, was  $256,303 and  $211,376, respectively. The aggregate intrinsic value of options outstanding at June 30, 2011, was  $84,609, all related to options exercisable. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

The weighted-average grant date fair value of options awarded in the six months ended June 30, 2011 and 2010, was  $0.38 and  $0.72, respectively. Fair values were estimated using the following assumptions:

	Six Months Ended June 30,
	2011	2010

Risk-free interest rate	1.50% - 2.24%	2.01% - 2.40%
Expected term	4.75 Years	4.75 Years
Expected volatility	42.44% - 50.83%	42.40% - 42.70%
Dividend yield	0%	0%

The amounts expensed for stock-based compensation totaled  $267,090 and  $258,877 for the three months ended June 30, 2011 and 2010, respectively, and  $549,643 and  $597,823 for the six months ended June 30, 2011 and 2010, respectively. The sum expensed in the three and six months ended June 30, 2011, includes  $43,890 and  $126,490, respectively, for restricted stock awards to consultants.

At June 30, 2011, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was  $917,443. This cost is expected to be recognized over an estimated weighted average amortization period of 2.68 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operating and financing activities related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

Warrant Derivative Liabilities 10Q	6 Months Ended
Jun. 30, 2011
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

NOTE 8.  Warrant Derivative Liabilities

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as unrealized gains or losses in non-operating income (expense).

In connection with our fundraising in May 27, 2011, members of management, with warrants to purchase a total of 1,051,074 shares with an estimated fair value of  $315,803 following the anti-dilution adjustments on that date, waived their right to any future anti-dilution adjustments, so this estimated fair value was transferred to Stockholders’ Equity. During the six months ended June 30, 2011, the remainder of the decrease in the fair value of the warrant derivative liability of  $299,607 was recorded as an unrealized gain on fair value of warrants, net.

During the six months ended June 30, 2010, a  $1,680,476 decrease in the fair value of the warrant derivative liability was recorded as an unrealized gain on the fair value of warrants, net. A summary of activity in warrant derivative liabilities is included in Note 10.

The fair value of warrants ranged from  $0.09 to  $0.26 at June 30, 2011, from  $0.32 to  $0.69 at December 31, 2010, and from  $0.24 to  $0.36 at June 30, 2010. Fair values at June 30, 2011 and 2010, were estimated using the following assumptions:

	June 30, 2011	June 30, 2010

Risk-free interest rate	0.35% - 0.80%	0.75% - 1.25%
Expected remaining term	1.51 - 2.79 Years	2.31 - 3.59 Years
Expected volatility	63.87% - 90.56%	44.80% - 50.79%
Dividend yield	0%	0%

A summary of outstanding common stock warrants as of June 30, 2011, is as follows:

Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

Common stock	56,173,248	—	$0.6200	May 2016
Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
Common stock	2,265,071	2,084,914	$0.8400	May 2013
Common stock	44,401	—	$1.4100	March 2012
Common stock	95,368	—	$1.4680	December 2015
Common stock	203,500	—	$1.5000	July 2015
Common stock	3,000,830	—	$1.5500	July 2015
Common stock	2,666,459	—	$2.2500	May and June 2012
Common stock	200,000	—	$3.0000	December 2014 and November 2015

Subtotal	72,012,269	8,577,389

Series C CPS	1,077,911	—	$2.3193	March 2014

Total	73,090,180	8,577,389

The warrants expiring in May 2016 were issued in conjunction with the May 2011 Offering (see Note 1), and were valued at the time of issuance utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of  $0.68, an exercise price of  $0.62, estimated volatility of 89.58%, a risk free interest rate of 1.03%, a zero dividend rate and an expected term of 3.5 years. These warrants include the right to receive a Black-Scholes valuation, as defined, of the unexercised portion of the warrant in the event of an Organic Change (a substantial change in ownership of the Company, as defined). This contingent embedded derivative will be accounted for only in the event that an Organic Change should occur.

Risk-Free Interest Rate.  This is the United States Treasury rate for the measurement date having a term equal to the expected remaining term of the warrant. An increase in the risk-free interest rate will increase the fair value.

Expected Remaining Term.  This is the period of time over which the warrant is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. An increase in the expected remaining term will increase the fair value.

Expected Volatility.  This is a measure of the amount by which the stock price has fluctuated or is expected to fluctuate. To the extent that Company’s stock has not been traded for as long as the expected remaining term of the warrants, the Company uses a weighted-average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the warrants on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s stock has been traded for longer than the expected remaining term of the warrants, this weighted average is used to determine 50% of the volatility, with the Company’s own historic volatility used to determine the remaining 50%. An increase in the expected volatility will increase the fair value.

Dividend Yield.  We have not made any dividend payments nor do we have plans to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of  $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of  $0.78 and entitled the holders thereof to purchase an aggregate of 4,487,656 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 769,231 shares waived their right to further anti-dilution adjustments.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of  $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of  $0.84 and entitled the holders thereof to purchase an aggregate of 2,875,736 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 101,686 shares waived their right to further anti-dilution adjustments.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of  $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of weighted-average anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of June 30, 2011, had an exercise price of  $0.84 and entitled the holders thereof to purchase an aggregate of 2,265,071 shares. In connection with our May 2011 Offering, members of management with warrants to purchase a total of 180,157 shares waived their right to further anti-dilution adjustments.

The SSA dated December 14, 2010 (see Note 5) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of  $2.3193. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.

Cash Flow Information 10Q	6 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Supplemental Disclosures
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

NOTE 9.  Cash Flow Information

Cash paid during the six months ended June 30, 2011 and 2010, is as follows (interest paid in the six months ended June 30, 2011, excludes  $178,585 which was paid to Oxford relating to termination of the term loan and was expensed as interest):

	Six Months Ended June 30,
	2011	2010

Interest	$127,040	$1,933

Income taxes	$—	$—

Supplemental disclosure of non-cash investing and financing activities for the six months ended June 30, 2011 and 2010, is as follows:

	Six Months Ended June 30,
	2011	2010

Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights	$315,803	$—

Conversion element bifurcated on issuance of convertible promissory notes	$11,495,163	$—

Interest converted to principal on convertible promissory notes	$74,253	$—

Beneficial conversion feature related to Series A-1 convertible preferred stock	$9,250,009	$—

Inventory transferred to property and equipment	$693,942	$—

Restricted stock forfeited to cover income tax liability	$30,437	$—

Accretion on Series A and B redeemable convertible preference shares of subsidiary associated with premium	$121,156	$144,313

Issuance to placement agents of warrants classified as derivative liabilities	$—	$2,200

Fair Value of Financial Instruments 10Q	6 Months Ended
Jun. 30, 2011
Accounting Policies
Fair Value of Financial Instruments, Policy [Policy Text Block]

NOTE 10.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, we primarily use prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). We also consider the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2011:

	Level 1	Level 2	Level 3	Total

Financial Assets:
Cash and cash equivalents, including restricted cash	$24,769,573	$—	$—	$24,769,573

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$1,625,552	$1,625,552

Conversion Element of Promissory Notes	$—	$—	$13,108,276	$13,108,276

Put option derivative liability	$—	$—	$118,476	$118,476

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2011 and 2010:

		Conversion
	Warrant	Element of	Put Option
	Derivatives	Promissory Notes	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$2,435,050
Issuances	—	11,495,163	—	11,495,163
Changes in fair value included in other income and expenses	(299,607)	1,613,113	(75,612)	1,237,894
Settlements	(315,803)	—	—	(315,803)
Balance at June 30, 2011	$1,625,552	$13,108,276	$118,476	$14,852,304

Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2011	$353,832	$(1,613,113)	$75,612	$(1,183,669)

		Conversion
	Warrant	Element of	Put Option
	Derivatives	Promissory Notes	Derivatives	Total

Balance at January 1, 2010	$2,778,191	$—	$—	$2,778,191
Issuances	17,915	—	—	17,915
Changes in fair value included in other income and expenses	(1,680,476)	—	—	(1,680,476)
Settlements	—	—	—	—
Balance at June 30, 2010	$1,115,630	$—	$—	$1,115,630

Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2010	$1,680,476	$—	$—	$1,680,476

Assumptions used in evaluating the warrant derivative liabilities, the conversion element of the promissory notes and the put option derivative liabilities are discussed in Notes 8, 4 and 5, respectively.

Net Income (Loss) Per Share 10Q	6 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 11.  Net Income (Loss) Per Share

The following table presents the calculation of basic and diluted net income (loss) per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Net income (loss) attributable to common shareholders	$(18,590,846)	$645,706	$(22,458,795)	$(3,949,082)

Shares used to compute net income (loss) per share - basic	41,400,151	33,846,309	41,291,426	33,675,760

Common share equivalents from exercise of options	—	1,182,037	—	—

Common share equivalents from exercise of warrants	—	11,794	—	—

Shares issuable upon vesting of restricted stock	—	4,876	—	—

Shares used to compute net income (loss) per share - diluted	41,400,151	35,045,016	41,291,426	33,675,760

Net income (loss) per share – basic	$(0.45)	$0.02	$(0.54)	$(0.12)

Net income (loss) per share – diluted	$(0.45)	$0.02	$(0.54)	$(0.12)

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A and B RCPS, Series C CPS, Series A-1 convertible preferred stock and convertible promissory notes in the three months ended June 30, 2011, or in the six months ended June 30, 2011 and 2010, as the effect would be anti-dilutive due to the net loss. Further, accretion of  $78,790 and the related Series A and B RCPS potentially convertible into 1,772,440 shares of common stock were not reflected in the calculation of diluted earnings per share in the three months ended June 30, 2010, as the accretion per common share obtainable on conversion exceeded basic earnings per share.

The following outstanding stock options, warrants, restricted stock (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of SeriesA and B RCPS, Series C CPS, Series A-1 convertible preferred stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three and six months ended June 30, 2011 and 2010:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Common share equivalents issuable upon exercise of common stock options	204,757	—	290,729	1,398,181

Common share equivalents issuable upon exercise of common stock warrants	1,906,332	—	3,353,092	166,704

Shares issuable upon vesting of restricted stock	81,456	—	96,885	2,452

Shares issuable upon conversion of Series A and B RCPS	6,532,599	—	6,532,599	1,652,615

Shares issuable upon conversion of Series C CPS	3,233,734	—	2,018,851	—

Shares issuable upon conversion of Series A-1 convertible preferred stock	11,299,644	—	5,681,037	—

Shares issuable upon conversion of convertible promissory notes	10,308,445	—	5,182,699	—

Total common share equivalents excluded from denominator for diluted earnings per share computation	33,566,967	—	23,155,892	3,219,952

Comprehensive Income (Loss) Per Share 10Q	6 Months Ended
Jun. 30, 2011
Equity
Comprehensive Income (Loss) Note [Text Block]

NOTE 12.  Comprehensive Income (Loss)

The components of comprehensive income (loss), net of taxes, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Net income (loss)	$(9,209,548)	$724,496	$(13,013,377)	$(3,804,769)

Foreign currency translation adjustments, net of income taxes	(15,422)	9,843	41,410	101,739

Total comprehensive income (loss)	$(9,224,970)	$734,339	$(12,971,967)	$(3,703,030)

Concentrations 10Q	6 Months Ended
Jun. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

NOTE 13.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers.

At June 30, 2011, three customers accounted for 43%, 21% and 18%, respectively, of accounts receivable. At December 31, 2010, four different customers accounted for 39%, 26%, 19% and 10%, respectively, of accounts receivable.

During the three months ended June 30, 2011, two customers accounted for 82% and 14%, respectively, of total revenues. During the three months ended June 30, 2010, one of these customers accounted for 41% of total revenues and a different customer accounted for 49%.

During the six months ended June 30, 2011, four customers accounted for 53%, 14%, 12% and 11%, respectively, of total revenues. During the six months ended June 30, 2010, one of these customers accounted for 22% of total revenues and a different customer accounted for 58%.

Contingencies 10Q	6 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments Contingencies and Guarantees [Text Block]

NOTE 14.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income for such period.

Under the terms of the Registration Rights Agreement dated May 27, 2011, the Company will become liable to pay liquidated damages to purchasers in the May 2011 Offering (see Note 1) in the event that initial and subsequent Registration Statements are not filed with, or accepted by, the Securities and Exchange Commission (“SEC”) within specified time periods. The Company filed a Registration Statement with the SEC on Form S-1 on July 12, 2011, which met the required deadline for the initial filing. The SEC has since reviewed this filing and provided comments, which the Company responded to on September 8, 2011. In the event that the Registration Statement is not declared effective by the SEC by October 10, 2011 (90 days after the initial filing date), the Company will be liable to pay liquidated damages to the purchasers of  $305,500 (being 1% of the aggregate purchase price), plus a further  $305,500 per month until the Registration Statement has been declared effective by the SEC, up to a maximum of  $3,055,000 (being 10% of the aggregate purchase price). No sums have been accrued for this contingency as the Company’s management does not believe it probable that liquidated damages will become payable.